LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(the “Trust”)

LVIP American Century Select Mid Cap Managed Volatility Fund	LVIP JPMorgan High Yield Fund
LVIP Baron Growth Opportunities Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund	LVIP MFS International Equity Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP MFS International Growth Fund
LVIP BlackRock Multi-Asset Income Fund	LVIP MFS Value Fund
LVIP Blended Core Equity Managed Volatility Fund	LVIP Mondrian International Value Fund
LVIP Blended Large Cap Growth Managed Volatility Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Clarion Global Real Estate Fund	LVIP Select Core Equity Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund	LVIP SSGA Developed International 150 Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP SSGA Emerging Markets 100 Fund
LVIP Delaware Social Awareness Fund	LVIP SSGA International Index Fund
LVIP Delaware Special Opportunities Fund	LVIP SSGA International Managed Volatility Fund
LVIP Dimensional International Core Equity Fund	LVIP SSGA Large Cap 100 Fund
LVIP Dimensional International Equity Managed Volatility Fund	LVIP SSGA Large Cap Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund	LVIP SSGA Mid-Cap Index Fund
LVIP Dimensional U.S. Core Equity 2 Fund	LVIP SSGA S&P 500 Index Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund	LVIP SSGA Small-Cap Index Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund	LVIP SSGA Small-Mid Cap 200 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP SSGA SMID Cap Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund	LVIP T. Rowe Price Growth Stock Fund
LVIP Global Income Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Goldman Sachs Income Builder Fund	LVIP Wellington Capital Growth Fund
LVIP Government Money Market Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund	LVIP Western Asset Core Bond Fund
LVIP Invesco Select Equity Managed Volatility Fund

(each, a “Fund”, collectively, the “Funds”)

Supplement Dated January 5, 2018

to the Statement of Additional Information dated May 1, 2017

This Supplement updates certain information in the Statement of Additional Information for the Funds. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Statement of Additional Information for the Funds are as follows:

I.	Effective October 1, 2017, Nancy B. Wolcott was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

II.	Effective January 1, 2018, Charles I. Plosser was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

III.	Effective January 1, 2018, Thomas A. Leonard was appointed, by a majority of the Board of Trustees, as Lead Independent Trustee of the Trust.

IV.	The following information is added to the table under “Independent Trustees” in the section “Trustees and Officers” beginning on page 55:

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Charles I. Plosser 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Public Governor for the Financial Industry Regulatory Authority (FINRA); Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	92	Rochester Gas and Electric Corporation
Nancy B. Wolcott 1300 South Clinton St, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012.	92	Trustee of FundVantage Trust

V.	The following information is added under “Trustee Qualifications” in the section “Trustees and Officers” beginning on page 57:

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. Since January 2016, he has served as a Public Governor for FINRA, the Financial Industry Regulatory Authority, where he serves on the Investment Committee and the Finance, Operations and Technology Committee. Mr. Plosser served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 1, 2006 to March 1, 2015. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery BNY Mellon Asset Servicing B.V., from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 3, 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Ms. Wolcott served as Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(the “Trust”)

LVIP iShares® Fixed Income Allocation Fund	LVIP Delaware Wealth Builder Fund
LVIP iShares® Global Growth Allocation Fund	LVIP Dimensional/Vanguard Total Bond Fund
LVIP iShares® U.S. Moderate Allocation Fund	LVIP JPMorgan Retirement Income Fund
LVIP American Balanced Allocation Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP American Global Growth Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP American Global Small Capitalization Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP American Growth Allocation Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Growth Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth-Income Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Income Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP American International Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP American Preservation Fund	LVIP Vanguard International Equity ETF Fund
LVIP BlackRock Scientific Allocation Fund

(each, a “Fund”, collectively, the “Funds”)

Supplement Dated January 5, 2018

to the Statement of Additional Information dated May 1, 2017

This Supplement updates certain information in the Statement of Additional Information for the Funds. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Statement of Additional Information for the Funds are as follows:

I.	Effective October 1, 2017, Nancy B. Wolcott was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

II.	Effective January 1, 2018, Charles I. Plosser was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

III.	Effective January 1, 2018, Thomas A. Leonard was appointed, by a majority of the Board of Trustees, as Lead Independent Trustee of the Trust.

IV.	The following information is added to the table under “Independent Trustees” in the section “Trustees and Officers” beginning on page 55:

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
Charles I. Plosser 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Public Governor for the Financial Industry Regulatory Authority (FINRA); Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	92	Rochester Gas and Electric Corporation

Nancy B. Wolcott 1300 South Clinton St, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012.	92	Trustee of FundVantage Trust

V.	The following information is added under “Trustee Qualifications” in the section “Trustees and Officers” beginning on page 57:

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. Since January 2016, he has served as a Public Governor for FINRA, the Financial Industry Regulatory Authority, where he serves on the Investment Committee and the Finance, Operations and Technology Committee. Mr. Plosser served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 1, 2006 to March 1, 2015. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery BNY Mellon Asset Servicing B.V., from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 3, 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Ms. Wolcott served as Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(the “Trust”)

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

LVIP U.S. Growth Allocation Managed Risk Fund

(each, a “Fund”, collectively, the “Funds”)

Supplement Dated January 5, 2018

to the Statement of Additional Information dated May 1, 2017

This Supplement updates certain information in the Statement of Additional Information for the Funds. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Statement of Additional Information for the Funds are as follows:

I.	Effective October 1, 2017, Nancy B. Wolcott was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

II.	Effective January 1, 2018, Charles I. Plosser was elected, by a majority of the Board of Trustees, as an Independent Trustee of the Trust.

III.	Effective January 1, 2018, Thomas A. Leonard was appointed, by a majority of the Board of Trustees, as Lead Independent Trustee of the Trust.

IV.	The following information is added to the table under “Independent Trustees” in the section “Trustees and Officers” beginning on page 55:

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
Charles I. Plosser 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Public Governor for the Financial Industry Regulatory Authority (FINRA); Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	92	Rochester Gas and Electric Corporation

Nancy B. Wolcott 1300 South Clinton St, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012.	92	Trustee of FundVantage Trust

V.	The following information is added under “Trustee Qualifications” in the section “Trustees and Officers” beginning on page 57:

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. Since January 2016, he has served as a Public Governor for FINRA, the Financial Industry Regulatory Authority, where he serves on the Investment Committee and the Finance, Operations and Technology Committee. Mr. Plosser served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 1, 2006 to March 1, 2015. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery BNY Mellon Asset Servicing B.V., from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 3, 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Ms. Wolcott served as Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE